Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Common shares [Member]	Treasury stock [Member]	Additional paid-in capital [Member]	Retained earnings (Accumulated deficits) [Member]	Statutory reserves [Member]	Accumulated other comprehensive income/(loss) [Member]	Total Xunlei Limited's shareholders' equity [Member]	Non-controlling interest [Member]	Total
Beginning Balance, Amount at Dec. 31, 2016	$ 83	$ 9	$ 453,347	$ (36,704)	$ 5,132	$ (13,629)	$ 408,238	$ (1,988)	$ 406,250
Beginning Balance, Shares at Dec. 31, 2016	330,545,000	38,332,209
Issuance of common shares for exercised share options, Amount			11				11		11
Issuance of common shares for exercised share options, shares	4,000	(4,000)
Repurchase of common shares, Amount	$ (1)	$ 1	(358)				(358)		(358)
Repurchase of common shares, shares	(465,350)	465,350
Share-based compensation			8,330				8,330		8,330
Restricted shares vested, Amount	$ 1	$ (1)
Restricted shares vested, shares	3,559,910	(3,559,910)
Net loss				(37,822)			(37,822)	13	(37,809)
Currency translation adjustments						6,598	6,598	(185)	6,413
Ending Balance, Amount at Dec. 31, 2017	$ 83	$ 9	461,330	(74,526)	5,132	(7,031)	384,997	(2,160)	382,837
Ending Balance, Shares at Dec. 31, 2017	333,643,560	35,233,649
Repurchase of common shares, Amount		$ (1)
Share-based compensation			5,294				5,294		5,294
Restricted shares vested, Amount	$ 1
Restricted shares vested, shares	2,879,220	(2,879,220)
Net loss				(39,278)			(39,278)	(212)	(39,490)
Currency translation adjustments						(5,717)	(5,717)	152	(5,565)
Contribution by non-controlling interest holders								197	197
Acquisition of a subsidiary (note (9)(b) )								907	907
Ending Balance, Amount at Dec. 31, 2018	$ 84	$ 8	466,624	(113,804)	5,132	(12,748)	345,296	(1,116)	344,180
Ending Balance, Shares at Dec. 31, 2018	336,522,780	32,354,429
Share-based compensation			5,428				5,428		5,428
Restricted shares vested, Amount	$ 1	$ (1)
Restricted shares vested, shares	2,642,465	(2,642,465)
Cancellation of common shares	(4)
Net loss				(53,169)			(53,169)	(246)	(53,415)
Currency translation adjustments						(677)	(677)	27	(650)
Ending Balance, Amount at Dec. 31, 2019	$ 85	$ 7	$ 472,052	$ (166,973)	$ 5,132	$ (13,425)	$ 296,878	$ (1,335)	$ 295,543
Ending Balance, Shares at Dec. 31, 2019	339,165,241	29,711,964